IMPAIRMENT OF NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of impairment loss [Table Text Block]

Year Ended December 31,
2017
Impairment of non-current assets	$65,500
Deferred income tax recovery	(23,100)
Impairment of non-current assets, net of tax	$42,400

Disclosure of impairment loss in respect of each operating segment or project [Table Text Block]

Year Ended December 31,
2017
Mining interests - producing properties	$34,400
Mining interests - exploration properties (non-depletable)	9,300
Property, plant and equipment	21,800
Impairment of non-current assets	$65,500

Explanation of inputs, assumptions and estimation techniques used to apply impairment requirements [Table Text Block]

	December 31, 2017
Commodity Prices	2018-2021 Average	Long-term
Silver (per ounce)	$19.38	$20.00
Gold (per ounce)	$1,333	$1,350
Lead (per pound)	$1.08	$1.00
Zinc (per pound)	$1.36	$1.16